Completed Acquisitions Purchase Price Allocation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Inprocess Research and Development [Member]	Dec. 31, 2010 Inprocess Research and Development [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2010 Customer Relationships [Member]	Dec. 31, 2012 Product Technology [Member]	Dec. 31, 2011 Product Technology [Member]	Dec. 31, 2010 Product Technology [Member]	Dec. 31, 2012 Tradenames and other [Member]	Dec. 31, 2011 Tradenames and other [Member]	Dec. 31, 2010 Tradenames and other [Member]	Sep. 29, 2012 One Lambda [Member]	Sep. 29, 2012 One Lambda [Member] Customer Relationships [Member]	Sep. 29, 2012 One Lambda [Member] Product Technology [Member]	Sep. 29, 2012 One Lambda [Member] Tradenames and other [Member]	May 31, 2012 Doe & Ingalls [Member]	May 31, 2012 Doe & Ingalls [Member] Customer Relationships [Member]	May 31, 2012 Doe & Ingalls [Member] Product Technology [Member]	May 31, 2012 Doe & Ingalls [Member] Tradenames and other [Member]	Aug. 31, 2011 Phadia [Member]	Aug. 31, 2011 Phadia [Member] Customer Relationships [Member]	Aug. 31, 2011 Phadia [Member] Product Technology [Member]	Aug. 31, 2011 Phadia [Member] Tradenames and other [Member]	May 31, 2011 Dionex [Member]	May 31, 2011 Dionex [Member] Inprocess Research and Development [Member]	May 31, 2011 Dionex [Member] Customer Relationships [Member]	May 31, 2011 Dionex [Member] Product Technology [Member]	May 31, 2011 Dionex [Member] Tradenames and other [Member]	Feb. 28, 2010 Ahura Scientific [Member]	Feb. 28, 2010 Ahura Scientific [Member] Customer Relationships [Member]	Feb. 28, 2010 Ahura Scientific [Member] Product Technology [Member]	Feb. 28, 2010 Ahura Scientific [Member] Tradenames and other [Member]	Mar. 31, 2010 Finnzymes [Member]	Mar. 31, 2010 Finnzymes [Member] Customer Relationships [Member]	Mar. 31, 2010 Finnzymes [Member] Product Technology [Member]	Mar. 31, 2010 Finnzymes [Member] Tradenames and other [Member]	Jul. 31, 2010 Fermentas [Member]	Jul. 31, 2010 Fermentas [Member] Customer Relationships [Member]	Jul. 31, 2010 Fermentas [Member] Product Technology [Member]	Jul. 31, 2010 Fermentas [Member] Tradenames and other [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member] Inprocess Research and Development [Member]	Dec. 31, 2012 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2011 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2010 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2012 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2011 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2010 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2011 Other Acquisitions [Member] Tradenames and other [Member]	Dec. 31, 2010 Other Acquisitions [Member] Tradenames and other [Member]
Net Assets Acquired
Current assets	$ 134.2	$ 580.9	$ 81.1												$ 110.1				$ 21.9				$ 328.1				$ 227.8					$ 22.3				$ 6.1				$ 23.3				$ 2.2	$ 25.0	$ 29.4
Property, plant and equipment	42.0	267.0	20.4												30.3				11.6				150.2				87.8					3.3				3.4				9.6				0.1	29.0	4.1
Intangible assets (Definite Lived)						402.0	1,469.7	170.7	187.5	1,066.5	147.3	34.0	171.9	10.2		330.7	172.5	17.2		68.1	1.1	16.8		956.8	696.3	132.6			495.3	350.2	35.7		46.1	30.4	0.4		16.1	18.6	0.1		67.9	73.5	5.3					3.2	17.6	40.6	13.9	20.0	24.8	3.6	4.4
Intangible assets (Indefinite Lived)				18.3	4.4																							18.3																			4.4
Goodwill	370.2	3,161.6	314.4												273.5				81.1				1,813.6				1,317.8					109.9				24.8				117.2				15.6	30.2	62.5
Other assets	0.5	72.2	14.1												0				0.5				67.9				3.1					0.1				2.0				3.0					1.2	9.0
Liabilities assumed	(65.5)	(1,142.1)	(127.3)												(36.4)				(24.8)				(607.2)				(506.9)					(46.1)				(12.8)				(39.4)				(4.3)	(28.0)	(29.0)
Total Purchase Price	$ 1,104.9	$ 5,666.0	$ 635.3												$ 897.9				$ 176.3				$ 3,538.3				$ 2,029.1					$ 166.4				$ 58.3				$ 260.4				$ 30.7	$ 98.6	$ 150.2
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life (in years)	13 years	13 years	9 years			13 years	14 years	10 years	11 years	11 years	9 years	13 years	14 years	10 years